Annual Total Returns- Alger Spectra Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Spectra Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.63%)	18.79%	35.07%	12.28%	7.08%	(0.18%)	31.03%	(0.88%)	32.15%	43.58%